Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our professional employer organization (“PEO”) and the other NEOs (as calculated in accordance with Item 402(v) of Regulation S-K) and certain financial performance measures. We are a smaller reporting company and therefore permitted to omit certain pay versus performance disclosure, such as the company selected measure. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see the section titled “Executive Compensation.”

Year	Summary compensation table total for PEO	Compensation actually paid to PEO (6)	Average summary compensation table total for non-PEO NEOs	Average compensation actually paid to non-PEO NEOs (6)	Value of initial fixed $100 investment based on Total stockholder return (7)	Net Loss (in millions)
2024 (1)	$1,941,538	$2,715,041	$1,298,285	$1,062,265	$155	$(54)
2023 (2)	$4,535,231	$1,165,844	$778,356	$333,623	$111	$(63)
2022 (3)	$7,662,810	$(6,267,713)	$2,688,329	$(1,624,292)	$250	$(87)
2021 (4)	$8,141,351	$18,437,369	$1,955,123	$4,266,911	$875	$(61)
2020 (5)	$1,552,178	$4,647,568	$596,657	$908,461	$352	$(22)

(1)   2024 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Dr. Arun Upadhyay and Dr. Huma Qamar
(2)   2023 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Dr. Arun Upadhyay, Michael Breininger, Quan Vu, and Jessica Crespo
(3)   2022 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Sanjay Subramanian and Jessica Crespo
(4)   2021 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Sanjay Subramanian and Dr. Vijay Tammara
(5)   2020 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Sanjay Subramanian, Dr. Daniel Jorgensen, and Dr. Rasappa Arumugham
(6)   For fiscal year 2024, the “compensation actually paid to the PEO” and the “average compensation actually paid to the non-PEO NEOs” reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021 and 2020 computed in accordance with Item 402(v) of Regulation S-K.
(7)   Shareholder return provides the value of common stock as of December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020 assuming $100 was invested in our common stock after the market closed on December 31, 2019.

	2024		2023		2022		2021		2020
	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Summary Compensation Table Total	$1,941,538	$1,298,285	$4,535,231	$778,356	$7,662,810	$2,688,329	$8,141,351	$1,955,123	$1,552,178	$596,657
Less Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	$790,241	$672,101	$3,670,985	$357,818	$6,461,350	$2,336,657	$7,296,149	$1,430,054	$771,505	$104,516
Plus (Less) Fair value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Year	$933,006	$360,780	$1,610,172	$0	$1,516,331	$91,230	$9,171,901	$2,347,088	$3,866,895	$416,384
Plus (Less) Fair value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Year	$487,728	$53,738	$(1,033,297)	$(11,247)	$(5,975,286)	$(263,913)	$4,051,157	$554,364	$0	$6,858
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	$0	$0	$0	$0	$0	$0	$1,076,607	$185,327	$0	$0
Plus (Less) Change in Fair Value of Equity Awards granted in Prior Years that Vested During the Fiscal Year	$143,010	$21,562	$(275,277)	$(73)	$(1,585,652)	$(175,700)	$3,292,502	$655,063	$0	$(6,922)
Less Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Fiscal Year	$0	$0	$0	$(75,595)	$(1,424,566)	$(1,627,581)	$0	$0	$0	$0
Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$2,715,041	$1,062,265	$1,165,844	$333,623	$(6,267,713)	$(1,624,292)	$18,437,369	$4,266,911	$4,647,568	$908,461

Named Executive Officers, Footnote
(1)   2024 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Dr. Arun Upadhyay and Dr. Huma Qamar
(2)   2023 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Dr. Arun Upadhyay, Michael Breininger, Quan Vu, and Jessica Crespo
(3)   2022 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Sanjay Subramanian and Jessica Crespo
(4)   2021 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Sanjay Subramanian and Dr. Vijay Tammara
(5)   2020 PEO is Dr. Shankar Musunuri; non-PEO NEOs are Sanjay Subramanian, Dr. Daniel Jorgensen, and Dr. Rasappa Arumugham

PEO Total Compensation Amount	$ 1,941,538	$ 4,535,231	$ 7,662,810	$ 8,141,351	$ 1,552,178
PEO Actually Paid Compensation Amount	$ 2,715,041	1,165,844	(6,267,713)	18,437,369	4,647,568
Adjustment To PEO Compensation, Footnote
(6)   For fiscal year 2024, the “compensation actually paid to the PEO” and the “average compensation actually paid to the non-PEO NEOs” reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021 and 2020 computed in accordance with Item 402(v) of Regulation S-K.

	2024		2023		2022		2021		2020
	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Summary Compensation Table Total	$1,941,538	$1,298,285	$4,535,231	$778,356	$7,662,810	$2,688,329	$8,141,351	$1,955,123	$1,552,178	$596,657
Less Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	$790,241	$672,101	$3,670,985	$357,818	$6,461,350	$2,336,657	$7,296,149	$1,430,054	$771,505	$104,516
Plus (Less) Fair value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Year	$933,006	$360,780	$1,610,172	$0	$1,516,331	$91,230	$9,171,901	$2,347,088	$3,866,895	$416,384
Plus (Less) Fair value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Year	$487,728	$53,738	$(1,033,297)	$(11,247)	$(5,975,286)	$(263,913)	$4,051,157	$554,364	$0	$6,858
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	$0	$0	$0	$0	$0	$0	$1,076,607	$185,327	$0	$0
Plus (Less) Change in Fair Value of Equity Awards granted in Prior Years that Vested During the Fiscal Year	$143,010	$21,562	$(275,277)	$(73)	$(1,585,652)	$(175,700)	$3,292,502	$655,063	$0	$(6,922)
Less Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Fiscal Year	$0	$0	$0	$(75,595)	$(1,424,566)	$(1,627,581)	$0	$0	$0	$0
Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$2,715,041	$1,062,265	$1,165,844	$333,623	$(6,267,713)	$(1,624,292)	$18,437,369	$4,266,911	$4,647,568	$908,461

Non-PEO NEO Average Total Compensation Amount	$ 1,298,285	778,356	2,688,329	1,955,123	596,657
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,062,265	333,623	(1,624,292)	4,266,911	908,461
Adjustment to Non-PEO NEO Compensation Footnote
(6)   For fiscal year 2024, the “compensation actually paid to the PEO” and the “average compensation actually paid to the non-PEO NEOs” reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021 and 2020 computed in accordance with Item 402(v) of Regulation S-K.

	2024		2023		2022		2021		2020
	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs	CEO	Average Other NEOs
Summary Compensation Table Total	$1,941,538	$1,298,285	$4,535,231	$778,356	$7,662,810	$2,688,329	$8,141,351	$1,955,123	$1,552,178	$596,657
Less Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	$790,241	$672,101	$3,670,985	$357,818	$6,461,350	$2,336,657	$7,296,149	$1,430,054	$771,505	$104,516
Plus (Less) Fair value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Year	$933,006	$360,780	$1,610,172	$0	$1,516,331	$91,230	$9,171,901	$2,347,088	$3,866,895	$416,384
Plus (Less) Fair value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Year	$487,728	$53,738	$(1,033,297)	$(11,247)	$(5,975,286)	$(263,913)	$4,051,157	$554,364	$0	$6,858
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	$0	$0	$0	$0	$0	$0	$1,076,607	$185,327	$0	$0
Plus (Less) Change in Fair Value of Equity Awards granted in Prior Years that Vested During the Fiscal Year	$143,010	$21,562	$(275,277)	$(73)	$(1,585,652)	$(175,700)	$3,292,502	$655,063	$0	$(6,922)
Less Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Fiscal Year	$0	$0	$0	$(75,595)	$(1,424,566)	$(1,627,581)	$0	$0	$0	$0
Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$2,715,041	$1,062,265	$1,165,844	$333,623	$(6,267,713)	$(1,624,292)	$18,437,369	$4,266,911	$4,647,568	$908,461

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 155	111	250	875	352
Net Income (Loss)	$ (54,000,000)	$ (63,000,000)	$ (87,000,000)	$ (61,000,000)	$ (22,000,000)
PEO Name	Dr. Shankar Musunuri	Dr. Shankar Musunuri	Dr. Shankar Musunuri	Dr. Shankar Musunuri	Dr. Shankar Musunuri
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (790,241)	$ (3,670,985)	$ (6,461,350)	$ (7,296,149)	$ (771,505)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	933,006	1,610,172	1,516,331	9,171,901	3,866,895
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	487,728	(1,033,297)	(5,975,286)	4,051,157	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	1,076,607	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,010	(275,277)	(1,585,652)	3,292,502	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,424,566)	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(672,101)	(357,818)	(2,336,657)	(1,430,054)	(104,516)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	360,780	0	91,230	2,347,088	416,384
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,738	(11,247)	(263,913)	554,364	6,858
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	185,327	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,562	(73)	(175,700)	655,063	(6,922)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(75,595)	(1,627,581)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0